Summary of Significant Accounting Policies (Details) - Schedule of Disaggregation of Revenue - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Category of Revenue:
Total	$ 6,155,593	$ 10,814,656	$ 15,026,991
Tutorial Service Revenue [Member]
Category of Revenue:
Total	5,446,169	9,279,210	13,518,061
Logistic and Consulting Services and Others [Member]
Category of Revenue:
Total	709,424	1,535,446	1,508,930
Services Transferred Over Time [Member]
Category of Revenue:
Total	5,802,614	10,156,547	13,883,717
Goods Transferred at a Point in Time [Member]
Category of Revenue:
Total	$ 352,979	$ 658,109	$ 1,143,274